SCHEDULE OF NOTES SECURED BY TANGIBLE AND INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Note payable	$ 1,142,857	$ 1,142,857	$ 1,142,857
Accrued interest and penalties	1,705,153	1,533,639	854,187
Unamortized discounts
Senior secured short term note payable and accrued interest, net of discounts	$ 2,848,010	$ 2,676,496	$ 1,997,044